CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cash Flows from Operating Activities:
Net income	$ (837,016)	$ 8,193,694	$ 7,103,057
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	438,467	375,286	395,604
Amortization expense	11,366	13,638	12,137
Loss on disposal of fixed assets	7,608	2,244
Bad debt expense	0	0	286,606
Inventory provision	103,942
Write-off of advance to suppliers	100,684	102,523
Deferred tax benefits	(406,637)	(1,958)	(37,311)
Non-cash service expense		50,679
Gain on disposal of subsidiary	(536,612)
Loss on investment	214,114
Change in unrecognized tax benefits	(1,021,565)
Changes in operating assets and liabilities:
Accounts receivable	(4,800,889)	995,327	(7,151,260)
Other receivables	(793,936)	680,970	(1,215,167)
Notes receivable	206,465	13,119	(216,478)
Inventories	103,123	(3,846,722)	(9,065,712)
Advance to suppliers	2,933,852	596,380	1,580,700
Accounts payable	5,582,787	2,593,103	861,192
Notes payable	(153,824)	308,005	(380,000)
Accrued expenses and other current liabilities	(484,477)	(1,314,005)	1,698,015
Accrued payroll and welfare	140,497	506,894	600,619
Advance from customers	(198,358)	(887,934)	1,563,693
Income tax payable	(149,386)	83,250	1,349,310
Net cash provided (used in) operating activities	460,205	8,464,493	(2,614,995)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(1,168,322)	(880,289)	(467,138)
Proceed from disposal of property, plant and equipment	6,281	5,963
Disposal of intangible asset			257,863
Purchases of intangible assets		(11,149)	(501,000)
Net cash used in investing activities	(1,162,041)	(885,475)	(710,275)
Cash Flows from Financing activities:
Net proceeds released from (placed into) short-term investment		559,030	(893,945)
Net proceeds received from (placed into) long-term deposit		(7,682,151)	(4,444,170)
Net proceeds released from restricted cash			539,381
Proceeds from short-term bank borrowings	18,061,979	25,875,962	24,056,279
Repayments of short-term bank borrowings	(17,836,445)	(28,199,497)	(25,529,488)
Net proceeds received from (repaid to) related parties	(133,007)	(2,279,911)	5,665,914
Proceed from other borrowing	775,951
Repayment of other borrowing	(107,195)
Net cash provided by (used in) financing activities	761,283	(11,726,567)	(606,029)
Effect of exchange rate changes on cash	248,950	(83,902)	335,413
Net change in cash and cash equivalents	308,397	(4,231,451)	(3,595,886)
Cash and cash equivalents at the beginning of year	3,451,138	7,682,589	11,278,475
Cash and cash equivalents at the end of year	3,759,535	3,451,138	7,682,589
Supplemental disclosures of cash flows information:
Non-cash financing activities			9,842,676
Cash paid for income taxes	149,291	170,331	38,218
Cash paid for interest expenses	$ 991,319	$ 1,197,504	$ 1,218,757